Fair Value Measurement (Details) - US Treasury Bills [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Carrying Value [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Held-to-maturity securities held in Trust Account	$ 0	$ 151,856,355
Fair Value [Member] | Level 2 [Member]
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Held-to-maturity securities held in Trust Account	$ 0	$ 151,725,991